Vessels and subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020 Subsidiaries t
Vessels and subsidiaries [Abstract]
Number of subsidiaries for management services | Subsidiaries	3
DHT Mustang [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Mustang Inc
DWT	317,975
Flag State	Hong Kong
Year Built	2018
DHT Bronco [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Bronco Inc
DWT	317,975
Flag State	Hong Kong
Year Built	2018
DHT Colt [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Colt Inc
DWT	319,713
Flag State	Hong Kong
Year Built	2018
DHT Stallion [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Stallion Inc
DWT	319,713
Flag State	Hong Kong
Year Built	2018
DHT Tiger [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Tiger Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2017
DHT Puma [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Puma Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Panther [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Panther Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Lion [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Lion Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Leopard [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Leopard Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2016
DHT Jaguar [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Jaguar Limited
DWT	299,629
Flag State	Hong Kong
Year Built	2015
DHT Opal [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Opal Inc
DWT	320,105
Flag State	Hong Kong
Year Built	2012
DHT Sundarbans [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Theta Ltd
DWT	314,249
Flag State	RIF
Year Built	2012
DHT Taiga [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Iota Ltd
DWT	314,249
Flag State	Hong Kong
Year Built	2012
DHT Peony [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Peony Inc
DWT	320,013
Flag State	Hong Kong
Year Built	2011
DHT Lotus [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Lotus Inc
DWT	320,142
Flag State	Hong Kong
Year Built	2011
DHT Amazon [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Eta Ltd
DWT	314,249
Flag State	RIF
Year Built	2011
DHT Redwood [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Kappa Ltd
DWT	314,249
Flag State	Hong Kong
Year Built	2011
DHT Edelweiss [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Edelweiss Inc
DWT	301,021
Flag State	Hong Kong
Year Built	2008
DHT China [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Epsilon Ltd
DWT	317,794
Flag State	RIF
Year Built	2007
DHT Europe [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Delta Ltd
DWT	317,713
Flag State	Hong Kong
Year Built	2007
DHT Bauhinia [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Bauhinia Inc
DWT	301,019
Flag State	Hong Kong
Year Built	2007
DHT Hawk [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Hawk Inc
DWT	298,923
Flag State	Hong Kong
Year Built	2007
DHT Scandinavia [Member]
Vessel Subsidiaries [Abstract]
Company	Samco Gamma Ltd
DWT	317,826
Flag State	Hong Kong
Year Built	2006
DHT Falcon [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Falcon Inc
DWT	298,971
Flag State	Hong Kong
Year Built	2006
DHT Lake [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Lake Inc
DWT	298,564
Flag State	Hong Kong
Year Built	2004
DHT Raven [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Raven Inc
DWT	298,563
Flag State	Hong Kong
Year Built	2004
DHT Condor [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Condor, Inc.
DWT	320,050
Flag State	Hong Kong
Year Built	2004
DHT Eagle [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Eagle, Inc.	[1]
DWT	309,064	[1]
Flag State	Hong Kong	[1]
Year Built	2002	[1]
DHT Phoenix [Member]
Vessel Subsidiaries [Abstract]
Company	DHT Phoenix, Inc.	[2]
DWT	307,151	[2]
Flag State	Hong Kong	[2]
Year Built	1999	[2]
DHT Cathy [Member]
Vessel Subsidiaries [Abstract]
Company	Cathy Tanker Corporation	[3]
DWT	115,000	[3]
Flag State	Marshall Islands	[3]
Year Built	2004	[3]
DHT Sophie [Member]
Vessel Subsidiaries [Abstract]
Company	Sophie Tanker Corporation	[3]
DWT	115,000	[3]
Flag State	Marshall Islands	[3]
Year Built	2003	[3]

[1]	DHT Eagle was sold in November 2017 and was delivered to the buyer in December 2017.
[2]	DHT Phoenix was sold and delivered to new owners in June 2017.
[3]	DHT Sophie and DHT Cathy were sold to one buyer in October 2018. Both vessels were delivered to the buyer during fourth quarter 2018.